Offerings	May 29, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 173,856,429.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,009.57
Offering Note	The amount to be registered consists of up to $250,000,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants, subscription rights and/or units. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) shares of preferred stock, common stock, debt securities, subscription rights or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number of securities as may be issued pursuant to anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. The proposed maximum offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form S-3 under the Securities Act. The maximum aggregate offering price is estimated solely for purposes of computing the registration fee. No separate consideration will be received for (i) common stock or other securities of the registrant that may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) preferred stock, common stock, debt securities, subscription rights or units that may be issued upon exercise of warrants registered hereby, as the case may be.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-271386
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-271386
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-271386
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-271386
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-271386
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-271386
Carry Forward Initial Effective Date	Jun. 09, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 76,143,570.21
Carry Forward Form Type	S-3
Carry Forward File Number	333-271386
Carry Forward Initial Effective Date	Jun. 09, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,576.85
Offering Note	The amount to be registered consists of up to $250,000,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants, subscription rights and/or units. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) shares of preferred stock, common stock, debt securities, subscription rights or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number of securities as may be issued pursuant to anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. The proposed maximum offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form S-3 under the Securities Act. The maximum aggregate offering price is estimated solely for purposes of computing the registration fee. No separate consideration will be received for (i) common stock or other securities of the registrant that may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) preferred stock, common stock, debt securities, subscription rights or units that may be issued upon exercise of warrants registered hereby, as the case may be. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $76,143,570.21 of unsold securities ("Unsold Securities") previously registered on the registrant's registration statement on Form S-3 filed on April 21, 2023 and declared effective on June 9, 2023 (File No. 333-271386) (the "Prior Registration Statement"). The Prior Registration Statement registered securities for a proposed maximum aggregate offering price of $200,000,000, of which the $76,143,570.21 of Unsold Securities remain unsold. In connection with the registration of the securities covered by the Prior Registration Statement, the registrant paid registration fees of $25,154.73, of which $9,576.85 related to such Unsold Securities, calculated at the filing fee rate in effect at the time of the applicable filing. In accordance with Question 212.24 of the Securities and Exchange Commission, Division of Corporation Finance's Compliance and Disclosure Interpretations regarding Securities Act Rules, the registrant is not required to pay any additional fee with respect to the $76,143,570.21 of Unsold Securities being included in this registration in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the Prior Registration Statement to this registration statement. Accordingly, the Amount of Registration Fee above reflects only the registration fee attributable to the $173,856,429.79 of new securities registered on this registration statement. Pursuant to Rule 415(a)(6) of the Securities Act, the $9,576.85 registration fee previously paid by the registrant relating to the Unsold Securities included on this registration statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities under the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement